Intangible Assets and Goodwill (Details 4)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Content & EdTech Platform
Intangible Assets and Goodwill
Growth rate - %	15.40%	13.10%
Discount rate - %	10.22%	10.08%
Growth rate (%) in perpetuity	7.10%	6.10%
Years projected	8 years	8 years
Digital Services Platform
Intangible Assets and Goodwill
Growth rate - %	34.20%	28.70%
Discount rate - %	10.22%	10.08%
Growth rate (%) in perpetuity	7.10%	6.10%
Years projected	8 years	8 years